UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tremblant Capital Group

Address:  767 Fifth Avenue
          New York, New York 10153


13F File Number: 028-11746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Grace Lee
Title:  Assistant Compliance Officer
Phone:  (212) 735-7447


Signature, Place and Date of Signing:

/s/ Grace Lee                  New York, New York              August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     79

Form 13F Information Table Value Total:   $2,777,759
                                           (thousands)


List of Other Included Managers:  None



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                                                      TREMBLANT CAPITAL GROUP
                                                           SEC Form 13-F
                                                          June 30, 2009



COLUMN 1                        COLUMN  2      COLUMN 3    COLUMN 4           COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8

                                                           VALUE       SHRS OR  SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (X$1000)     PRN AMT  PRN CALL   DISCRETION  MNGRS   SOLE     SHARED  NONE
AMAZON COM INC                COM              023135106   30,912      369,500  SH  PUT     SOLE                369,500
AMERISOURCEBERGEN CORP        COM              03073E105   21,320    1,201,780  SH          SOLE              1,201,780
APPLE INC                     COM              037833100   94,873      666,100  SH  CALL    SOLE                666,100
APPLE INC                     COM              037833100   76,727      538,697  SH          SOLE                538,697
APPLE INC                     COM              037833100   37,787      265,300  SH  PUT     SOLE                265,300
AU OPTRONICS CORP             SPONSORED ADR    002255107    3,932      406,200  SH  CALL    SOLE                406,200
AU OPTRONICS CORP             SPONSORED ADR    002255107   19,879    2,053,600  SH  PUT     SOLE              2,053,600
BAIDU INC                     SPON ADR REP A   056752108   69,474      230,742  SH          SOLE                230,742
BAIDU INC                     SPON ADR REP A   056752108   13,910       46,200  SH  PUT     SOLE                 46,200
BANKRATE INC                  COM              06646V108   10,443      413,757  SH          SOLE                413,757
BENIHANA INC                  CL A             082047200    2,015      318,787  SH          SOLE                318,787
BENIHANA INC                  COM              082047101      535       75,912  SH          SOLE                 75,912
BROADCOM CORP                 CL A             111320107   40,195    1,621,400  SH  PUT     SOLE              1,621,400
BURLINGTON NORTHN SANTA FE C  COM              12189T104    6,827       92,829  SH          SOLE                 92,829
CANADIAN NAT RES LTD          COM              136385101   26,770      509,996  SH          SOLE                509,996
CARIBOU COFFEE INC            COM              142042209    3,442      536,078  SH          SOLE                536,078
CATALYST HEALTH SOLUTIONS IN  COM              14888B103   15,768      632,229  SH          SOLE                632,229
CBS CORP NEW                  CL B             124857202    5,989      865,400  SH  CALL    SOLE                865,400
CBS CORP NEW                  CL B             124857202   13,324    1,925,400  SH  PUT     SOLE              1,925,400
CHEESECAKE FACTORY INC        COM              163072101   15,347      887,136  SH          SOLE                887,136
CHIPOTLE MEXICAN GRILL INC    CL B             169656204   45,638      653,931  SH          SOLE                653,931
COMMSCOPE INC                 COM              203372107    1,970       75,000  SH          SOLE                 75,000
COSTCO WHSL CORP NEW          COM              22160K105   39,210      856,491  SH          SOLE                856,491
CVS CAREMARK CORPORATION      COM              126650100   24,097      756,100  SH  CALL    SOLE                756,100
DIRECTV GROUP INC             COM              25459L106   18,689      756,319  SH          SOLE                756,319
ECLIPSYS CORP                 COM              278856109    8,045      452,500  SH  CALL    SOLE                452,500
ECLIPSYS CORP                 COM              278856109   45,386    2,552,638  SH          SOLE              2,552,638
EQUINIX INC                   COM NEW          29444U502   28,422      390,734  SH          SOLE                390,734
FORD MTR CO DEL               COM PAR $0.01    345370860   31,540    5,196,100  SH  CALL    SOLE              5,196,100
GANNETT INC                   COM              364730101    5,567    1,559,500  SH  CALL    SOLE              1,559,500
GOOGLE INC                    CL A             38259P508   66,342      157,362  SH          SOLE                157,362
GREEN MTN COFFEE ROASTERS IN  COM              393122106   33,245      562,339  SH          SOLE                562,339
HARLEY DAVIDSON INC           COM              412822108    3,591      221,500  SH  CALL    SOLE                221,500
HOLOGIC INC                   COM              436440101   46,043    3,231,100  SH  CALL    SOLE              3,231,100
HOLOGIC INC                   COM              436440101   85,837    6,023,627  SH          SOLE              6,023,627
HOLOGIC INC                   COM              436440101   17,100    1,200,000  SH  PUT     SOLE              1,200,000
ICON PUB LTD CO               SPONSORED ADR    45103T107   25,145    1,165,205  SH          SOLE              1,165,205
IMAX CORP                     COM              45245E109   12,175    1,499,343  SH          SOLE              1,499,343
INTEGRA LIFESCIENCES HLDGS C  COM NEW          457985208   33,988    1,282,090  SH          SOLE              1,282,090
INTEL CORP                    COM              458140100   31,240    1,887,600  SH  PUT     SOLE              1,887,600
INTUITIVE SURGICAL INC        COM NEW          46120E602    5,532       33,800  SH  CALL    SOLE                 33,800
INVERNESS MED INNOVATIONS IN  COM              46126P106   26,540      745,934  SH          SOLE                745,934
KELLOGG CO                    COM              487836108   24,268      521,110  SH          SOLE                521,110
K-SWISS INC                   CL A             482686102    1,645      193,518  SH          SOLE                193,518
LAMAR ADVERTISING CO          CL A             512815101    2,532      165,800  SH  CALL    SOLE                165,800
LAS VEGAS SANDS CORP          COM              517834107    8,196    1,042,700  SH  CALL    SOLE              1,042,700
LIBERTY MEDIA CORP NEW        ENT COM SER A    53071M500   21,126      791,218  SH          SOLE                791,218
LIBERTY MEDIA CORP NEW        INT COM SER A    53071M104    6,671    1,331,531  SH          SOLE              1,331,531
MASTERCARD INC                CL A             57636Q104   74,577      445,742  SH          SOLE                445,742
MASTERCARD INC                CL A             57636Q104   24,578      146,900  SH  PUT     SOLE                146,900
MELCO CROWN ENTMT LTD         ADR              585464100   63,212   14,047,017  SH          SOLE             14,047,017
MELCO CROWN ENTMT LTD         ADR              585464100   11,773    2,616,200  SH  CALL    SOLE              2,616,200
MEMC ELECTR MATLS INC         COM              552715104    7,112      399,340  SH          SOLE                399,340
MGM MIRAGE                    COM              552953101    8,423    1,318,200  SH  CALL    SOLE              1,318,200
MOLSON COORS BREWING CO       CL B             60871R209   46,482    1,098,083  SH          SOLE              1,098,083
NETFLIX INC                   COM              64110L106   24,027      581,200  SH  PUT     SOLE                581,200
NOKIA CORP                    SPONSORED ADR    654902204   99,861    6,849,200  SH  PUT     SOLE              6,849,200
OMNICARE INC                  COM              681904108   31,224    1,212,097  SH          SOLE              1,212,097
PROCTER & GAMBLE CO           COM              742718109  148,705    2,910,073  SH          SOLE              2,910,073
QUALCOMM INC                  COM              747525103   65,554    1,450,310  SH          SOLE              1,450,310
QUALCOMM INC                  COM              747525103   26,998      597,300  SH  PUT     SOLE                597,300
RED HAT INC                   COM              756577102   68,589    3,407,300  SH  CALL    SOLE              3,407,300
RED HAT INC                   COM              756577102   62,276    3,093,712  SH          SOLE              3,093,712
RESEARCH IN MOTION LTD        COM              760975102  243,924    3,431,200  SH  CALL    SOLE              3,431,200
RESEARCH IN MOTION LTD        COM              760975102   94,306    1,326,567  SH          SOLE              1,326,567
RESEARCH IN MOTION LTD        COM              760975102   15,085      212,200  SH  PUT     SOLE                212,200
SCHWAB CHARLES CORP NEW       COM              808513105   34,133    1,946,012  SH          SOLE              1,946,012
SEQUENOM INC                  COM NEW          817337405    1,957      500,447  SH          SOLE                500,447
SINA CORP                     ORD              G81477104   41,284    1,400,400  SH  PUT     SOLE              1,400,400
SOHU COM INC                  COM              83408W103   32,244      513,200  SH  PUT     SOLE                513,200
SONY CORP                     ADR NEW          835699307   26,553    1,026,800  SH  PUT     SOLE              1,026,800
SYMANTEC CORP                 COM              871503108   12,051      773,478  SH          SOLE                773,478
UNION PAC CORP                COM              907818108   44,726      859,121  SH          SOLE                859,121
VISA INC                      COM CL A         92826C839   58,904      946,100  SH  CALL    SOLE                946,100
VISA INC                      COM CL A         92826C839   96,182    1,544,852  SH          SOLE              1,544,852
VISA INC                      COM CL A         92826C839   25,894      415,900  SH  PUT     SOLE                415,900
WAL MART STORES INC           COM              931142103   62,700    1,294,385  SH          SOLE              1,294,385
WEINGARTEN RLTY INVS          SH BEN INT       948741103    8,526      587,564  SH          SOLE                587,564
WYNN RESORTS LTD              COM              983134107    6,654      188,500  SH  CALL    SOLE                188,500

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